Employee Future Benefits - Employee Future Benefits (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Net long-term liabilities on consolidated balance sheet	$ 137	$ 128
Pension costs - defined benefit plans	7	7
Pension costs - defined contribution plans	21	20
Postemployment Benefit Expense, Defined Benefit And Defined Contribution Plans	32	32
Gain (loss) on remeasurement, net defined benefit liability (asset)	13	(11)
Defined Benefit Pension Plan
Disclosure of defined benefit plans [line items]
Net long-term liabilities on consolidated balance sheet	36	22
Pension costs - defined benefit plans	7	7
Gain (loss) on remeasurement, net defined benefit liability (asset)	14	(13)
Post Employment Benefit Obligation and Other Benefit Obligation
Disclosure of defined benefit plans [line items]
Net long-term liabilities on consolidated balance sheet	101	106
Pension costs - defined benefit plans	4	5
Gain (loss) on remeasurement, net defined benefit liability (asset)	$ (1)	$ 2